Guarantees and Contingent Liabilities - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantees And Contingent Liabilities (Textual) [Abstract]
Liability related to remaining Visa Litigation, carrying amount	$ 19,000,000
Rental expense for operating leases	326,000,000	311,000,000	295,000,000
Representation and warranty reserve	46,000,000	83,000,000	240,000,000	160,000,000
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	14,838,000,000
Weighted-average term of potential future payments guaranteed under standby letter of credit arrangements	21 months
Carrying Amount	58,000,000
Collateral held
Third-Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	10,000,000
Carrying Amount
Collateral held
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	4,514,000,000
Carrying Amount
Collateral held	4,649,000,000
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	4,271,000,000
Carrying Amount	145,000,000
Collateral held
Reserve for potential losses related to sale or syndication of tax-advantage investments	99,000,000
Representation and warranty reserve	46,000,000	83,000,000
Unresolved representation and warranty claims	19,000,000	89,000,000
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	89,652,000,000
Carrying Amount	58,000,000
Collateral held	522,000,000
Value of airline tickets purchased to deliver at future date	5,200,000,000
Company held collateral in escrow deposits, letters of credit and indemnities from financial institutions and liens on various assets	429,000,000
Company held collateral in merchant escrow deposits with respect to future delivery risk	23,000,000
Liability primarily related to airline processing arrangements	48,000,000
Merchant escrow deposits held as collateral related to unresolved charge-backs	70,000,000
Recorded liability for potential losses related to unresolved charge-backs	10,000,000
Contingent Consideration Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	2,000,000
Carrying Amount	2,000,000
Collateral held
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	2,719,000,000
Carrying Amount
Collateral held	2,870,000,000
Minimum Revenue Guarantees [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	6,000,000
Carrying Amount	6,000,000
Collateral held
Other [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum potential future payments	502,000,000
Carrying Amount
Collateral held
Visa Class B [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Number of shares sold	3.8
Remaining shares held by the Company	8.9